Investments in Other Companies - Joint Ventures Revenue and profit (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)
Joint Ventures
Operating expenses	$ (1,208,414)	$ (838,156)	$ (784,356)	$ (787,047)
Profit before tax	1,100,637	763,402	687,442	675,263
Tax income (expense)	(230,346)	(159,768)	(115,361)	(100,212)
Profit for the year	$ 870,291	603,634	572,081	$ 575,051
Servipag Ltda.
Joint Ventures
Operating income		42,679	40,580
Operating expenses		(40,318)	(38,401)
Other income (expenses)		(339)	(473)
Profit before tax		2,022	1,706
Tax income (expense)		(621)	(305)
Profit for the year		1,401	1,401
Artikos Chile S.A.
Joint Ventures
Operating income		3,544	3,194
Operating expenses		(2,519)	(2,352)
Other income (expenses)		12	17
Profit before tax		1,037	859
Tax income (expense)		130	154
Profit for the year		$ 1,167	$ 1,013